Employee Future Benefits - Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 156	$ 154
Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	13	12
Defined benefit plans | Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	55	57
Defined benefit plans | Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	13	12
Defined contribution plans | Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	101	97
Defined contribution plans | Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 0	$ 0